Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
14.	Commitments and Contingencies
(a)	Commitments

The contractual obligations of the Company, including purchase commitments under non-cancelable arrangements as of December 31, 2019, are summarized below. The Company does not participate in, or secure financing for, any unconsolidated limited purpose entities.

	Payments due by period
	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(in thousands of U.S. dollars)
Contractual Obligations
Capital commitments	$76,321	$20,904	$31,909	$21,749	$1,759

(b)	Significant legal proceedings

The Company has no significant legal proceedings as of December 31, 2019, other than the cases disclosed in Note 13.